RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - NOTIONAL PRINCIPAL OR QUANTITY INFORMATION (Details) MMcf in Thousands, € in Millions, £ in Millions, CAD in Millions, $ in Millions	Dec. 31, 2015 GBP (£) MWh MMBbls MMcf	Dec. 31, 2015 USD ($) MWh MMBbls MMcf	Dec. 31, 2015 CAD MWh MMBbls MMcf	Dec. 31, 2014 EUR (€) MWh MMBbls MMcf	Dec. 31, 2014 USD ($) MWh MMBbls MMcf	Dec. 31, 2014 CAD MWh MMBbls MMcf
Foreign exchange contracts - United States or Euro dollar forwards - purchase
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016	£ 70	$ 172		€ 15	$ 240
2016/2017	77	413			25
2017/2018	6	2			413
2018/2019 | $		2			2
2019/2020 | $		2			2
Thereafter | $					2
Foreign exchange contracts - United States dollar or GBP forwards - sell
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016 | $		3,059			3,203
2016/2017 | $		3,213			2,470
2017/2018 | $		3,133			2,832
2018/2019	89	2,630			3,100
2019/2020	25	2,303			2,441
Thereafter	£ 144	$ 787			$ 2,901
Interest rate contracts - short-term borrowings
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016			CAD 8,382			CAD 5,767
2016/2017			7,604			5,486
2017/2018			4,536			4,851
2018/2019			1,574			3,529
2019/2020			156			222
Thereafter			406			469
Interest rate contracts - long-term debt
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016			4,291			3,528
2016/2017			3,371			1,762
2017/2018			1,960			2,470
2018/2019			773			1,176
Equity contracts
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016			51			41
2016/2017			CAD 48			CAD 51
Commodity contracts | Natural gas
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016 | MMcf	(126)	(126)	(126)	(62)	(62)	(62)
2016/2017 | MMcf	(209)	(209)	(209)	(10)	(10)	(10)
2017/2018 | MMcf	(17)	(17)	(17)	(25)	(25)	(25)
2018/2019 | MMcf	2	2	2	(1)	(1)	(1)
2019/2020 | MMcf	1	1	1
Commodity contracts | Crude oil
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016 | MMBbls	(6)	(6)	(6)	3	3	3
2016/2017 | MMBbls	(17)	(17)	(17)	(18)	(18)	(18)
2017/2018 | MMBbls	(9)	(9)	(9)	(18)	(18)	(18)
2018/2019 | MMBbls				(9)	(9)	(9)
Commodity contracts | NGL
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016 | MMBbls	(5)	(5)	(5)	(5)	(5)	(5)
2016/2017 | MMBbls	1	1	1
Commodity contracts | Power
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2015/2016 | MWh	40	40	40	25	25	25
2016/2017 | MWh	40	40	40	40	40	40
2017/2018 | MWh	30	30	30	40	40	40
2018/2019 | MWh	31	31	31	30	30	30
2019/2020 | MWh	35	35	35	31	31	31
Thereafter | MWh	(35)	(35)	(35)